INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
INCOME TAXES
Schedule of Income tax provision
	Nine months ended September 30,
	2021	2020
Expected tax at 21%	$(1,289,109)	$(289,002)

Nontaxable gain on forgiveness of SBA PPP loan	(5,976)	-
Nontaxable unrealized gain on investment in and receivable from Can B Corp	-	(15,505)
Nondeductible stock-based compensation	260,085	108,745
Increase (decrease) in valuation allowance	1,035,000	195,762

Income tax provision	$-	$-

	Year ended December 31,
	2020	2019
Expected tax at 21%	$(773,128)	$(699,572)

Nontaxable loss on investment in and receivable from Can B Corp.	101,529	-
Nondeductible stock-based compensation	117,131	162,897
Increase (decrease) in valuation allowance	554,468	536,675

Income tax provision	$-	$-

Schedule of deferred income tax assets
	September 30, 2021	December 31, 2020

Net operating loss carryforward	5,884,551	4,849,551

Less valuation allowance	(5,884,551)	(4,849,551)

Deferred income tax assets - net	$-	$-

	December 31,	December 31,
	2020	2019

Net operating loss carryforward	4,849,551	4,295,083

Less valuation allowance	(4,849,551)	(4,295,083)

Deferred income tax assets - net	$-	$-